Deferred tax - Movement in deferred tax assets and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Movement in deferred tax assets and liabilities
At 1 January, 2023	$ (77)	$ (74)	$ (104)
Credits / (Charged) to the income statement	31	(1)	24
(Charged) / Credited to other comprehensive income	(9)	(1)	8
Exchange		(1)	(2)
At December 31,	(55)	(77)	(74)
Assets
Movement in deferred tax assets and liabilities
At 1 January, 2023	268	283	216
Credits / (Charged) to the income statement	(8)	(6)	60
(Charged) / Credited to other comprehensive income	(4)	(3)	4
Exchange	11	(6)	3
At December 31,	267	268	283
Liabilities
Movement in deferred tax assets and liabilities
At 1 January, 2023	(345)	(357)	(320)
Credits / (Charged) to the income statement	39	5	(36)
(Charged) / Credited to other comprehensive income	(5)	2	4
Exchange	(11)	5	(5)
At December 31,	$ (322)	$ (345)	$ (357)